5. NOTES PAYABLE AND CONVERTIBLE NOTES (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Purchase Price	$ 450,000	$ 450,000
Time to expiration	Dec. 22, 2023	Dec. 22, 2023
Risk-free interest rate	1.60%	2.15%
Estimated volatility	45.00%	45.00%
Dividend	0.00%	0.00%
Stock price on March 31, 2016	$ 1.80	$ 1.90
Expected forfeiture rate	0.00%	0.00%